2006

Nationwide® Variable Account-10 December 31, 2006

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO– 4740 –12/06

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 7,941 shares (cost $55,124)	$68,527

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 7,476 shares (cost $55,241)	75,655

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 10,516 shares (cost $81,461)	91,908

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 302 shares (cost $3,721)	5,131

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 220 shares (cost $4,090)	4,086

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 2,729 shares (cost $89,819)	77,631

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 8,317 shares (cost $253,549)	300,642

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 354 shares (cost $12,385)	15,070

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 4,302 shares (cost $48,632)	48,570

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 4,992 shares (cost $116,904)	130,337

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 4,165 shares (cost $152,804)	148,759

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 2,418 shares (cost $16,115)	15,279

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 2,656 shares (cost $47,774)	63,368

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 4,939 shares (cost $125,072)	155,000

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,000 shares (cost $17,401)	18,149

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 691 shares (cost $9,054)	9,275

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 3,303 shares (cost $36,688)	57,864

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 3,894 shares (cost $30,333)	31,076

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 258 shares (cost $2,729)	2,737

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 713 shares (cost $2,717)	3,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl1) 487 shares (cost $5,421)	$6,243

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 8,494 shares (cost $100,453)	96,402

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 3,684 shares (cost $48,178)	44,762

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 3,416 shares (cost $32,963)	41,229

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 5,571 shares (cost $52,701)	61,281

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 621 shares (cost $16,974)	18,529

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 5,120 shares (cost $73,714)	95,189

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 88,360 shares (cost $88,360)	88,360

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 8,280 shares (cost $85,701)	110,291

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 1,043 shares (cost $14,913)	17,108

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 14,172 shares (cost $142,538)	176,446

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 4,763 shares (cost $103,470)	119,032

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 1,396 shares (cost $14,706)	14,719

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I (GVITVKVal) 4,297 shares (cost $48,635)	53,882

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 8,946 shares (cost $88,500)	87,761

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 2,798 shares (cost $33,622)	44,494

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,670 shares (cost $167,398)	199,511

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 8,531 shares (cost $37,295)	36,428

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 3,042 shares (cost $85,488)	153,959

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 475 shares (cost $6,851)	9,368

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 2,402 shares (cost $41,643)	55,879

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I (NBAMTPart) 1,573 shares (cost $31,072)	33,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 3,435 shares (cost $136,529)	$142,303

Oppenheimer Variable Account Funds – Global Securities Fund/VA – Non-Service Shares (OppGlSec) 3,080 shares (cost $81,632)	113,318

Oppenheimer Variable Account Funds – Main Street Fund®/VA – Initial Class (OppMSt) 9,306 shares (cost $192,909)	230,604

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 1,301 shares (cost $62,635)	66,152

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 327 shares (cost $5,232)	8,170

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,047 shares (cost $24,137)	34,261

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 269 shares (cost $2,481)	3,352

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,315 shares (cost $60,702)	97,318

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund (WFAVTOpp) 4,044 shares (cost $82,236)	97,141

Total Investments	3,678,891
Accounts Receivable	780

Total Assets	3,679,671
Accounts Payable	–

Contract Owners Equity (note 5)	$3,679,671

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPIncGr	ACVPInt	ACVPVal	CSTLCapV	DryIPSmCap	DrySRGro	DryStkIx
Reinvested dividends	$45,683	1,115	1,093	1,452	50	28	77	4,647
Mortality and expense risk charges (note 2)	(48,519)	(869)	(962)	(1,384)	(71)	(143)	(1,024)	(3,883)

Net investment income (loss)	(2,836)	246	131	68	(21)	(115)	(947)	764

Proceeds from mutual fund shares sold	438,439	1,111	3,239	27,449	699	13,265	1,032	5,290
Cost of mutual fund shares sold	(374,899)	(1,050)	(3,506)	(24,190)	(526)	(13,187)	(1,593)	(5,501)

Realized gain (loss) on investments	63,540	61	(267)	3,259	173	78	(561)	(211)
Change in unrealized gain (loss) on investments	283,264	8,877	14,613	3,020	699	(118)	7,050	36,196

Net gain (loss) on investments	346,804	8,938	14,346	6,279	872	(40)	6,489	35,985

Reinvested capital gains	85,132	–	–	9,159	–	156	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$429,100	9,184	14,477	15,506	851	1	5,542	36,749

Investment activity:	DryVIApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPConS	FidVIPGrOpS
Reinvested dividends	$211	1,957	3,376	398	1,126	442	1,731	103
Mortality and expense risk charges (note 2)	(193)	(667)	(1,398)	(2,015)	(107)	(786)	(2,144)	(239)

Net investment income (loss)	18	1,290	1,978	(1,617)	1,019	(344)	(413)	(136)

Proceeds from mutual fund shares sold	444	1,553	4,664	3,209	1,132	5,512	23,516	241
Cost of mutual fund shares sold	(456)	(1,600)	(4,245)	(4,066)	(1,102)	(3,911)	(17,388)	(251)

Realized gain (loss) on investments	(12)	(47)	419	(857)	30	1,601	6,128	(10)
Change in unrealized gain (loss) on investments	1,940	30	1,787	9,946	(305)	6,928	(3,664)	818

Net gain (loss) on investments	1,928	(17)	2,206	9,089	(275)	8,529	2,464	808

Reinvested capital gains	–	–	13,306	–	–	344	12,506	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,946	1,273	17,490	7,472	744	8,529	14,557	672

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPVaIS	GVITEmMrkts	GVITFHiInc	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth
Reinvested dividends	$35	343	2,252	–	–	145	3,719	23
Mortality and expense risk charges (note 2)	(106)	(686)	(430)	(54)	(39)	(94)	(1,226)	(529)

Net investment income (loss)	(71)	(343)	1,822	(54)	(39)	51	2,493	(506)

Proceeds from mutual fund shares sold	105	5,433	2,641	3,810	39	3,316	2,666	1,994
Cost of mutual fund shares sold	(115)	(3,151)	(2,523)	(3,690)	(38)	(3,537)	(2,810)	(2,647)

Realized gain (loss) on investments	(10)	2,282	118	120	1	(221)	(144)	(653)
Change in unrealized gain (loss) on investments	56	11,836	729	(25)	306	1,640	(1,356)	3,426

Net gain (loss) on investments	46	14,118	847	95	307	1,419	(1,500)	2,773

Reinvested capital gains	1,162	557	–	–	–	349	670	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,137	14,332	2,669	41	268	1,819	1,663	2,267

Investment activity:	GVITIntGro	GVITJPBal	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal
Reinvested dividends	$395	1,367	–	1,046	4,307	1,117	–	747
Mortality and expense risk charges (note 2)	(505)	(826)	(265)	(1,277)	(1,361)	(1,430)	(235)	(2,300)

Net investment income (loss)	(110)	541	(265)	(231)	2,946	(313)	(235)	(1,553)

Proceeds from mutual fund shares sold	9,222	8,510	4,217	1,309	73,109	1,437	332	3,022
Cost of mutual fund shares sold	(7,043)	(8,158)	(4,308)	(806)	(73,109)	(1,362)	(319)	(1,628)

Realized gain (loss) on investments	2,179	352	(91)	503	–	75	13	1,394
Change in unrealized gain (loss) on investments	7,053	5,136	2,087	5,819	–	12,101	527	10,814

Net gain (loss) on investments	9,232	5,488	1,996	6,322	–	12,176	540	12,208

Reinvested capital gains	78	–	–	1,259	–	–	–	13,263

Net increase (decrease) in contract owners’ equity resulting from operations	$9,200	6,029	1,731	7,350	2,946	11,863	305	23,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmComp	GVITUSGro	GVITVKVal	GVITMltSec	GVITWLead	JanForty	JanGlTech	JanIntGro
Reinvested dividends	$129	41	795	2,890	339	270	–	2,608
Mortality and expense risk charges (note 2)	(1,958)	(181)	(633)	(859)	(538)	(2,602)	(487)	(1,994)

Net investment income (loss)	(1,829)	(140)	162	2,031	(199)	(2,332)	(487)	614

Proceeds from mutual fund shares sold	46,235	697	18,794	1,350	538	2,907	820	33,406
Cost of mutual fund shares sold	(37,816)	(701)	(16,124)	(1,321)	(412)	(2,921)	(1,450)	(23,033)

Realized gain (loss) on investments	8,419	(4)	2,670	29	126	(14)	(630)	10,373
Change in unrealized gain (loss) on investments	2,431	(133)	1,710	79	8,005	16,452	3,291	40,788

Net gain (loss) on investments	10,850	(137)	4,380	108	8,131	16,438	2,661	51,161

Reinvested capital gains	2,894	206	2,101	122	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,915	(71)	6,643	2,261	7,932	14,106	2,174	51,775

Investment activity:	NBAMTGuard	NBAMTMCGr	NBAMTPart	OppCapAp	OppGlSec	OppMSt	OppMidCap	VEWrldEMkt
Reinvested dividends	$60	–	229	502	1,011	2,410	–	40
Mortality and expense risk charges (note 2)	(122)	(734)	(660)	(1,908)	(1,423)	(3,039)	(1,036)	(96)

Net investment income (loss)	(62)	(734)	(431)	(1,406)	(412)	(629)	(1,036)	(56)

Proceeds from mutual fund shares sold	122	7,557	48,683	2,326	1,701	14,751	11,212	98
Cost of mutual fund shares sold	(96)	(6,423)	(34,516)	(2,735)	(1,515)	(14,370)	(16,060)	(73)

Realized gain (loss) on investments	26	1,134	14,167	(409)	186	381	(4,848)	25
Change in unrealized gain (loss) on investments	1,025	5,793	(11,509)	10,458	10,523	28,277	7,029	1,637

Net gain (loss) on investments	1,051	6,927	2,658	10,049	10,709	28,658	2,181	1,662

Reinvested capital gains	–	–	3,522	–	5,280	–	–	624

Net increase (decrease) in contract owners’equity resulting from operations	$989	6,193	5,749	8,643	15,577	28,029	1,145	2,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VEWrldHAs	VKEmMkt	VKMidCapG	VKUSRealEst	WFAVTOpp
Reinvested dividends	$13	–	–	1,044	–
Mortality and expense risk charges (note 2)	(410)	(1)	(44)	(1,266)	(1,280)

Net investment income (loss)	(397)	(1)	(44)	(222)	(1,280)

Proceeds from mutual fund shares sold	5,155	2,759	355	23,397	2,058
Cost of mutual fund shares sold	(2,060)	(2,644)	(247)	(10,427)	(2,139)

Realized gain (loss) on investments	3,095	115	108	12,970	(81)
Change in unrealized gain (loss) on investments	(126)	(97)	7	8,878	780

Net gain (loss) on investments	2,969	18	115	21,848	699

Reinvested capital gains	1,140	–	199	6,267	9,968

Net increase (decrease) in contract owners’ equity resulting from operations	$3,712	17	270	27,893	9,387

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPIncGr		ACVPInt		ACVPVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,836)	(10,278)	246	372	131	(120)	68	(516)
Realized gain (loss) on investments	63,540	(15,327)	61	(68)	(267)	(8,664)	3,259	2,067
Change in unrealized gain (loss) on investments	283,264	192,091	8,877	1,580	14,613	15,825	3,020	(6,863)
Reinvested capital gains	85,132	62,908	–	–	–	–	9,159	9,192

Net increase (decrease) in contract owners’ equity resulting from operations	429,100	229,394	9,184	1,884	14,477	7,041	15,506	3,880

Equity transactions:
Purchase payments received from contract owners (note 3)	67,195	38,262	–	–	–	–	–	–
Transfers between funds	–	–	110	(5,238)	–	(3,700)	(8,767)	28,552
Surrenders (note 3)	(119,379)	(202,540)	(238)	(2,184)	(171)	(2,276)	(16,426)	(5,570)
Death Benefits (note 4)	(13,171)	(29,068)	–	–	(2,098)	(5,416)	–	–
Deductions for surrender charges (note 2)	(3,918)	(7,602)	–	(174)	–	(198)	(863)	(380)
Adjustments to maintain reserves	(268)	(86)	(9)	(9)	(2)	(4)	9	(3)

Net equity transactions	(69,541)	(201,034)	(137)	(7,605)	(2,271)	(11,594)	(26,047)	22,599

Net change in contract owners’ equity	359,559	28,360	9,047	(5,721)	12,206	(4,553)	(10,541)	26,479
Contract owners’ equity beginning of period	3,320,112	3,291,752	59,490	65,211	63,474	68,027	102,484	76,005

Contract owners’ equity end of period	$3,679,671	3,320,112	68,537	59,490	75,680	63,474	91,943	102,484

CHANGES IN UNITS:
Beginning units	302,238	321,598	5,652	6,392	6,208	7,430	6,278	4,822

Units purchased	15,906	27,096	11	341	–	17	–	1,832
Units redeemed	(19,372)	(46,456)	(23)	(1,081)	(204)	(1,239)	(1,464)	(376)

Ending units	298,772	302,238	5,640	5,652	6,004	6,208	4,814	6,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		DryIPSmCap		DrySRGro		DryStkIx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(21)	(30)	(115)	(96)	(947)	(1,098)	764	560
Realized gain (loss) on investments	173	7	78	(368)	(561)	(7,865)	(211)	(4,864)
Change in unrealized gain (loss) on investments	699	328	(118)	(477)	7,050	10,710	36,196	12,886
Reinvested capital gains	–	–	156	48	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	851	305	1	(893)	5,542	1,747	36,749	8,582

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	–	–	464	(13,318)	–	(6,124)	92	(3,792)
Surrenders (note 3)	(624)	–	–	–	–	(5,508)	–	(7,818)
Death Benefits (note 4)	–	–	–	–	–	–	(1,272)	(4,702)
Deductions for surrender charges (note 2)	(2)	–	–	–	–	(440)	–	(614)
Adjustments to maintain reserves	11	–	–	(20)	(6)	7	(14)	(25)

Net equity transactions	(615)	–	464	(13,338)	(6)	(12,065)	(1,194)	(16,951)

Net change in contract owners’ equity	236	305	465	(14,231)	5,536	(10,318)	35,555	(8,369)
Contract owners’ equity beginning of period	4,915	4,610	3,624	17,855	72,112	82,430	265,094	273,463

Contract owners’ equity end of period	$5,151	4,915	4,089	3,624	77,648	72,112	300,649	265,094

CHANGES IN UNITS:
Beginning units	420	420	276	1,438	9,638	11,256	27,430	29,210

Units purchased	–	–	–	33	–	–	12	526
Units redeemed	(46)	–	–	(1,195)	–	(1,618)	(126)	(2,306)

Ending units	374	420	276	276	9,638	9,638	27,316	27,430

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIApp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$18	(224)	1,290	894	1,978	210	(1,617)	(1,430)
Realized gain (loss) on investments	(12)	(454)	(47)	41	419	650	(857)	(15,006)
Change in unrealized gain (loss) on investments	1,940	1,076	30	(1,261)	1,787	(375)	9,946	21,489
Reinvested capital gains	–	–	–	266	13,306	3,784	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,946	398	1,273	(60)	17,490	4,269	7,472	5,053

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	(8)	(5,918)	–	13,740	27,270	(314)	91	(15,548)
Surrenders (note 3)	–	–	(882)	(6,554)	(384)	(16,428)	(1,185)	(1,206)
Death Benefits (note 4)	–	–	–	–	(2,892)	–	–	(5,124)
Deductions for surrender charges (note 2)	–	–	–	(620)	–	(864)	–	–
Adjustments to maintain reserves	(8)	3	(5)	3	2	2	(2)	(28)

Net equity transactions	(16)	(5,915)	(887)	6,569	23,996	(17,604)	(1,096)	(21,906)

Net change in contract owners’ equity	1,930	(5,517)	386	6,509	41,486	(13,335)	6,376	(16,853)
Contract owners’ equity beginning of period	13,153	18,670	48,215	41,706	88,880	102,215	142,395	159,248

Contract owners’ equity end of period	$15,083	13,153	48,601	48,215	130,366	88,880	148,771	142,395

CHANGES IN UNITS:
Beginning units	1,306	1,908	3,676	3,176	7,136	8,558	17,084	19,908

Units purchased	–	10	–	1,049	1,947	1,419	12	–
Units redeemed	(2)	(612)	(68)	(549)	(243)	(2,841)	(136)	(2,824)

Ending units	1,304	1,306	3,608	3,676	8,840	7,136	16,960	17,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOvS		FidVIPConS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,019	1,148	(344)	(312)	(413)	(1,690)	(136)	(116)
Realized gain (loss) on investments	30	532	1,601	(1,901)	6,128	4,600	(10)	(2,942)
Change in unrealized gain (loss) on investments	(305)	(1,741)	6,928	7,915	(3,664)	17,850	818	3,859
Reinvested capital gains	–	–	344	196	12,506	24	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	744	(61)	8,529	5,898	14,557	20,784	672	801

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620	–	14,781	54	–	14,004	–	–
Transfers between funds	6,202	(6,036)	1,459	(7,188)	(1,951)	23,204	–	(11,136)
Surrenders (note 3)	(805)	(1,546)	(1,593)	(548)	(16,164)	(13,642)	–	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	(8)	–	(19)	(18)	(30)	(550)	–	–
Adjustments to maintain reserves	(5)	8	(10)	(6)	(11)	(9)	(2)	10

Net equity transactions	8,004	(7,574)	14,618	(7,706)	(18,156)	23,007	(2)	(11,126)

Net change in contract owners’ equity	8,748	(7,635)	23,147	(1,808)	(3,599)	43,791	670	(10,325)
Contract owners’ equity beginning of period	6,542	14,177	40,228	42,036	158,610	114,819	17,490	27,815

Contract owners’ equity end of period	$15,290	6,542	63,375	40,228	155,011	158,610	18,160	17,490

CHANGES IN UNITS:
Beginning units	682	1,494	3,604	4,418	11,450	9,550	2,144	3,660

Units purchased	852	–	1,435	382	–	2,386	–	–
Units redeemed	(80)	(812)	(157)	(1,196)	(1,280)	(486)	–	(1,516)

Ending units	1,454	682	4,882	3,604	10,170	11,450	2,144	2,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPVaIS		GVITEmMrkts		GVITFHiInc		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(71)	(114)	(343)	(308)	1,822	1,676	(54)	(90)
Realized gain (loss) on investments	(10)	(538)	2,282	2,422	118	(8)	120	42
Change in unrealized gain (loss) on investments	56	(613)	11,836	5,504	729	(1,240)	(25)	(272)
Reinvested capital gains	1,162	490	557	3,690	–	–	–	706

Net increase (decrease) in contract owners’ equity resulting from operations	1,137	(775)	14,332	11,308	2,669	428	41	386

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	1,476	6,382	(990)	17,024	–	11,488	(3,755)	354
Surrenders (note 3)	–	(7,750)	–	(3,622)	(662)	(234)	–	–
Death Benefits (note 4)	–	–	–	–	(1,546)	–	–	–
Deductions for surrender charges (note 2)	–	–	–	(468)	–	(8)	–	–
Adjustments to maintain reserves	17	6	(16)	11	(6)	(14)	(26)	13

Net equity transactions	1,493	(1,362)	(1,006)	12,945	(2,214)	11,232	(3,781)	367

Net change in contract owners’ equity	2,630	(2,137)	13,326	24,253	455	11,660	(3,740)	753
Contract owners’ equity beginning of period	6,685	8,822	44,548	20,295	30,623	18,963	6,486	5,733

Contract owners’ equity end of period	$9,315	6,685	57,874	44,548	31,078	30,623	2,746	6,486

CHANGES IN UNITS:
Beginning units	508	678	2,588	1,542	2,390	1,494	512	484

Units purchased	110	–	3	1,406	–	917	–	214
Units redeemed	–	(170)	(97)	(360)	(166)	(21)	(298)	(186)

Ending units	618	508	2,494	2,588	2,224	2,390	214	512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlUtl1		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(39)	(36)	51	62	2,493	1,944	(506)	(448)
Realized gain (loss) on investments	1	(3)	(221)	(1)	(144)	(422)	(653)	(173)
Change in unrealized gain (loss) on investments	306	(15)	1,640	(817)	(1,356)	(126)	3,426	2,320
Reinvested capital gains	–	–	349	1,002	670	142	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	268	(54)	1,819	246	1,663	1,538	2,267	1,699

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	3,668	10,642	7,337	–
Transfers between funds	–	–	(2,851)	7,028	5,071	(10,666)	494	–
Surrenders (note 3)	–	–	–	–	(858)	–	(829)	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	–	–	–	(9)	–	(17)	–
Adjustments to maintain reserves	–	–	(11)	27	2	(38)	2	(3)

Net equity transactions	–	–	(2,862)	7,055	7,874	(62)	6,987	(3)

Net change in contract owners’ equity	268	(54)	(1,043)	7,301	9,537	1,476	9,254	1,696
Contract owners’ equity beginning of period	2,785	2,839	7,301	–	86,878	85,402	35,519	33,823

Contract owners’ equity end of period	$3,053	2,785	6,258	7,301	96,415	86,878	44,773	35,519

CHANGES IN UNITS:
Beginning units	944	944	516	–	6,532	6,538	6,428	6,428

Units purchased	–	–	–	516	647	1,065	1,468	–
Units redeemed	–	–	(190)	–	(65)	(1,071)	(156)	–

Ending units	944	944	326	516	7,114	6,532	7,740	6,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITJPBal		GVITMdCpGr		GVITMdCpIdx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(110)	(12)	541	330	(265)	(230)	(231)	(336)
Realized gain (loss) on investments	2,179	1	352	(151)	(91)	(888)	503	10,146
Change in unrealized gain (loss) on investments	7,053	1,213	5,136	418	2,087	2,242	5,819	(6,855)
Reinvested capital gains	78	22	–	–	–	–	1,259	5,116

Net increase (decrease) in contract owners’ equity resulting from operations	9,200	1,224	6,029	597	1,731	1,124	7,350	8,071

Equity transactions:
Purchase payments received from contract owners (note 3)	6,813	–	–	–	3,144	–	–	–
Transfers between funds	15,936	8,818	2,928	(10,304)	(3,068)	1,310	(23)	(9,592)
Surrenders (note 3)	(747)	–	(524)	(372)	(582)	(230)	–	(11,230)
Death Benefits (note 4)	–	–	(2,462)	–	–	–	–	–
Deductions for surrender charges (note 2)	(16)	–	(2)	(12)	(15)	(8)	–	(246)
Adjustments to maintain reserves	9	14	9	(13)	(2)	11	(23)	(18)

Net equity transactions	21,995	8,832	(51)	(10,701)	(523)	1,083	(46)	(21,086)

Net change in contract owners’ equity	31,195	10,056	5,978	(10,104)	1,208	2,207	7,304	(13,015)
Contract owners’ equity beginning of period	10,056	–	55,325	65,429	17,330	15,123	87,890	100,905

Contract owners’ equity end of period	$41,251	10,056	61,303	55,325	18,538	17,330	95,194	87,890

CHANGES IN UNITS:
Beginning units	1,072	–	5,394	6,450	2,012	1,900	4,862	6,170

Units purchased	2,398	1,072	282	20	42	762	–	–
Units redeemed	(116)	–	(276)	(1,076)	(68)	(650)	(2)	(1,308)

Ending units	3,354	1,072	5,400	5,394	1,986	2,012	4,860	4,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITNWFund		GVITNWLead		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,946	1,612	(313)	(542)	–	(6)	(235)	(330)
Realized gain (loss) on investments	–	–	75	(925)	–	101	13	(1,698)
Change in unrealized gain (loss) on investments	–	–	12,101	7,534	–	–	527	2,908
Reinvested capital gains	–	–	–	–	–	102	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,946	1,612	11,863	6,067	–	197	305	880

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	(40,765)	30,266	54	(8,856)	–	(200)	–	(13,568)
Surrenders (note 3)	–	(63,392)	–	(8,642)	–	–	(95)	–
Death Benefits (note 4)	(1,609)	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	(988)	–	(688)	–	–	–	–
Adjustments to maintain reserves	(28)	(27)	(22)	(20)	–	3	13	(12)

Net equity transactions	(42,402)	(34,141)	32	(18,206)	–	(197)	(82)	(13,580)

Net change in contract owners’ equity	(39,456)	(32,529)	11,895	(12,139)	–	–	223	(12,700)
Contract owners’ equity beginning of period	127,812	160,341	98,388	110,527	–	–	16,912	29,612

Contract owners’ equity end of period	$88,356	127,812	110,283	98,388	–	–	17,135	16,912

CHANGES IN UNITS:
Beginning units	11,904	15,118	9,236	10,992	–	–	1,360	2,538

Units purchased	–	196	5	815	–	–	1	–
Units redeemed	(3,920)	(3,410)	(1)	(2,571)	–	–	(7)	(1,178)

Ending units	7,984	11,904	9,240	9,236	–	–	1,354	1,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,553)	(1,980)	(1,829)	(1,654)	(140)	(194)	162	132
Realized gain (loss) on investments	1,394	3,175	8,419	1,216	(4)	398	2,670	771
Change in unrealized gain (loss) on investments	10,814	(17,079)	2,431	(2,013)	(133)	(1,707)	1,710	(540)
Reinvested capital gains	13,263	17,418	2,894	15,074	206	2,070	2,101	1,422

Net increase (decrease) in contract owners’ equity resulting from operations	23,918	1,534	11,915	12,623	(71)	567	6,643	1,785

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	2,620	–	9	–	7,336	–
Transfers between funds	1,460	(10,818)	2,422	5,886	2,680	–	(15,827)	22,528
Surrenders (note 3)	(710)	(3,290)	(24,612)	(1,000)	(294)	(7,842)	(822)	(4,686)
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	(2)	–	(1,284)	(96)	(6)	–	(17)	(626)
Adjustments to maintain reserves	(12)	9	–	1	5	17	(7)	2

Net equity transactions	736	(14,099)	(20,854)	4,791	2,394	(7,825)	(9,337)	17,218

Net change in contract owners’ equity	24,654	(12,565)	(8,939)	17,414	2,323	(7,258)	(2,694)	19,003
Contract owners’ equity beginning of period	151,829	164,394	128,001	110,587	12,420	19,678	56,597	37,594

Contract owners’ equity end of period	$176,483	151,829	119,062	128,001	14,743	12,420	53,903	56,597

CHANGES IN UNITS:
Beginning units	7,546	8,304	6,670	6,382	830	1,452	5,712	3,900

Units purchased	70	–	215	367	194	–	755	2,374
Units redeemed	(32)	(758)	(1,269)	(79)	(22)	(622)	(1,707)	(562)

Ending units	7,584	7,546	5,616	6,670	1,002	830	4,760	5,712

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		JanForty		JanGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,031	1,160	(199)	(48)	(2,332)	(2,416)	(487)	(508)
Realized gain (loss) on investments	29	721	126	6	(14)	(2,362)	(630)	(7,695)
Change in unrealized gain (loss) on investments	79	(2,039)	8,005	1,567	16,452	22,762	3,291	11,393
Reinvested capital gains	122	298	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,261	140	7,932	1,525	14,106	17,984	2,174	3,190

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620	–	–	–	–	–	–	–
Transfers between funds	28,266	33,856	23,332	5,282	–	(7,866)	–	(6,348)
Surrenders (note 3)	(290)	(1,874)	–	–	(293)	–	(293)	(1,150)
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	(6)	(178)	–	–	–	–	(10)	(78)
Adjustments to maintain reserves	(1)	23	1	9	(1)	(17)	(4)	(2)

Net equity transactions	30,589	31,827	23,333	5,291	(294)	(7,883)	(307)	(7,578)

Net change in contract owners’ equity	32,850	31,967	31,265	6,816	13,812	10,101	1,867	(4,388)
Contract owners’ equity beginning of period	54,943	22,976	13,240	6,424	185,712	175,611	34,565	38,953

Contract owners’ equity end of period	$87,793	54,943	44,505	13,240	199,524	185,712	36,432	34,565

CHANGES IN UNITS:
Beginning units	4,068	1,714	1,268	724	23,350	24,508	9,378	11,626

Units purchased	2,242	2,507	2,166	544	–	–	–	–
Units redeemed	(22)	(153)	–	–	(36)	(1,158)	(82)	(2,248)

Ending units	6,288	4,068	3,434	1,268	23,314	23,350	9,296	9,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGro		NBAMTGuard		NBAMTMCGr		NBAMTPart
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$614	(262)	(62)	(100)	(734)	(742)	(431)	(168)
Realized gain (loss) on investments	10,373	(190)	26	14	1,134	(714)	14,167	164
Change in unrealized gain (loss) on investments	40,788	26,596	1,025	625	5,793	7,494	(11,509)	8,534
Reinvested capital gains	–	–	–	–	–	–	3,522	14

Net increase (decrease) in contract owners’ equity resulting from operations	51,775	26,144	989	539	6,193	6,038	5,749	8,544

Equity transactions:
Purchase payments received from contract owners (note 3)	6,289	–	–	–	–	–	–	13,566
Transfers between funds	(1,665)	9,462	–	–	(1,082)	(5,366)	(33,696)	9,870
Surrenders (note 3)	(20,872)	–	–	–	(937)	–	(14,060)	–
Death Benefits (note 4)	–	–	–	–	–	(4,106)	–	–
Deductions for surrender charges (note 2)	(1,063)	–	–	–	(2)	–	–	–
Adjustments to maintain reserves	1	(1)	(1)	–	(1)	(13)	(18)	14

Net equity transactions	(17,310)	9,461	(1)	–	(2,022)	(9,485)	(47,774)	23,450

Net change in contract owners’ equity	34,465	35,605	988	539	4,171	(3,447)	(42,025)	31,994
Contract owners’ equity beginning of period	119,503	83,898	8,380	7,841	51,720	55,167	75,319	43,325

Contract owners’ equity end of period	$153,968	119,503	9,368	8,380	55,891	51,720	33,294	75,319

CHANGES IN UNITS:
Beginning units	13,104	11,970	648	648	4,544	5,436	5,338	3,574

Units purchased	422	1,135	–	–	–	–	–	1,764
Units redeemed	(1,850)	(1)	–	–	(202)	(892)	(3,206)	–

Ending units	11,676	13,104	648	648	4,342	4,544	2,132	5,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppGlSec		OppMSt		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,406)	(660)	(412)	(294)	(629)	(138)	(1,036)	(1,076)
Realized gain (loss) on investments	(409)	(5,560)	186	(966)	381	(2,942)	(4,848)	(8,276)
Change in unrealized gain (loss) on investments	10,458	10,886	10,523	11,282	28,277	11,573	7,029	17,304
Reinvested capital gains	–	–	5,280	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,643	4,666	15,577	10,022	28,029	8,493	1,145	7,952

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	(4)	7,337	–	–	–
Transfers between funds	–	10,088	2,670	18,584	(7,058)	(5,792)	–	(7,498)
Surrenders (note 3)	(404)	–	–	(8,810)	(2,654)	(942)	(9,679)	(2,494)
Death Benefits (note 4)	–	(4,222)	–	–	(1,292)	–	–	–
Deductions for surrender charges (note 2)	(2)	–	–	–	(40)	(32)	(483)	(200)
Adjustments to maintain reserves	(25)	11	(19)	20	(20)	(30)	(5)	(33)

Net equity transactions	(431)	5,877	2,651	9,790	(3,727)	(6,796)	(10,167)	(10,225)

Net change in contract owners’ equity	8,212	10,543	18,228	19,812	24,302	1,697	(9,022)	(2,273)
Contract owners’ equity beginning of period	134,096	123,553	95,111	75,299	206,303	204,606	75,181	77,454

Contract owners’ equity end of period	$142,308	134,096	113,339	95,111	230,605	206,303	66,159	75,181

CHANGES IN UNITS:
Beginning units	12,090	11,544	8,044	7,178	20,618	21,368	7,570	8,638

Units purchased	–	948	218	1,246	80	681	–	291
Units redeemed	(36)	(402)	(2)	(380)	(378)	(1,431)	(1,008)	(1,359)

Ending units	12,054	12,090	8,260	8,044	20,320	20,618	6,562	7,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldEMkt		VEWrldHAs		VKEmMkt		VKMidCapG
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56)	(26)	(397)	(178)	(1)	(8)	(44)	(40)
Realized gain (loss) on investments	25	2,806	3,095	469	115	26	108	95
Change in unrealized gain (loss) on investments	1,637	(1,092)	(126)	6,583	(97)	97	7	382
Reinvested capital gains	624	–	1,140	–	–	–	199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,230	1,688	3,712	6,874	17	115	270	437

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	1	–
Transfers between funds	–	(756)	10,257	516	(2,758)	3,676	89	(282)
Surrenders (note 3)	–	–	–	–	–	(960)	–	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	–	–	–	–	(92)	–	–
Adjustments to maintain reserves	4	(23)	2	(26)	(33)	35	(7)	12

Net equity transactions	4	(779)	10,259	490	(2,791)	2,659	83	(270)

Net change in contract owners’ equity	2,234	909	13,971	7,364	(2,774)	2,774	353	167
Contract owners’ equity beginning of period	5,950	5,041	20,301	12,937	2,774	–	3,006	2,839

Contract owners’ equity end of period	$8,184	5,950	34,272	20,301	–	2,774	3,359	3,006

CHANGES IN UNITS:
Beginning units	292	322	810	772	126	–	380	416

Units purchased	–	47	304	40	–	174	15	–
Units redeemed	–	(77)	–	(2)	(126)	(48)	(1)	(36)

Ending units	292	292	1,114	810	–	126	394	380

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKUSRealEst		WFAVTOpp
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(222)	(504)	(1,280)	(1,298)
Realized gain (loss) on investments	12,970	33,306	(81)	(3,459)
Change in unrealized gain (loss) on investments	8,878	(25,269)	780	9,750
Reinvested capital gains	6,267	1,832	9,968	–

Net increase (decrease) in contract owners’ equity resulting from operations	27,893	9,365	9,387	4,993

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620	–	–	–
Transfers between funds	(8,559)	(78,500)	–	(13,190)
Surrenders (note 3)	–	(10,026)	(690)	(714)
Death Benefits (note 4)	–	–	–	(5,498)
Deductions for surrender charges (note 2)	–	–	(22)	(24)
Adjustments to maintain reserves	27	37	(20)	–

Net equity transactions	(5,912)	(88,489)	(732)	(19,426)

Net change in contract owners’ equity	21,981	(79,124)	8,655	(14,433)
Contract owners’ equity beginning of period	75,433	154,557	88,484	102,917

Contract owners’ equity end of period	$97,414	75,433	97,139	88,484

CHANGES IN UNITS:
Beginning units	2,730	6,456	7,880	9,750

Units purchased	–	–	–	–
Units redeemed	(140)	(3,726)	(62)	(1,870)

Ending units	2,590	2,730	7,818	7,880

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)*

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)*

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)*

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

Portfolio of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class

        (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)*

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares         (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolio of the Wells Fargo Advantage FundsSM;

    Wells Fargo Advantage FundsSM – Opportunity Fund – Investor Class (WFAFOpp)*

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

At December 31, 2006, contract owners were invested in all of the above funds except for those indicated with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.40%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $67,195 and $38,190, respectively, and total transfers from the Account to the fixed account were $29,261 and $120,613, respectively.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any policy charges, to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.40%	5,640	$12.151994	$68,537	1.78%	15.45%
2005	1.40%	5,652	10.525484	59,490	1.99%	3.17%
2004	1.40%	6,392	10.202044	65,211	1.40%	11.41%
2003	1.40%	6,386	9.157113	58,477	1.53%	27.54%
2002	1.40%	9,108	7.179590	65,392	1.08%	-20.50%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.40%	6,004	12.604859	75,680	1.58%	23.28%
2005	1.40%	6,208	10.224538	63,474	1.22%	11.67%
2004	1.40%	7,430	9.155754	68,027	0.56%	13.32%
2003	1.40%	7,302	8.079877	58,999	0.92%	22.77%
2002	1.40%	12,849	6.581398	84,564	0.78%	-21.49%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	1.40%	4,814	19.099026	91,943	1.48%	17.00%
2005	1.40%	6,278	16.324353	102,484	0.85%	3.57%
2004	1.40%	4,822	15.762031	76,005	0.97%	12.73%
2003	1.40%	4,225	13.981741	59,073	0.93%	27.15%
2002	1.40%	3,324	10.995838	36,550	1.14%	-13.84%

Credit Suisse Trust – Large Cap Value Portfolio
2006	1.40%	374	13.773024	5,151	0.97%	17.68%
2005	1.40%	420	11.703385	4,915	0.78%	6.63%
2004	1.40%	420	10.975290	4,610	0.54%	9.78%
2003	1.40%	419	9.997094	4,189	0.77%	23.41%
2002	1.40%	419	8.100504	3,394	1.02%	-24.17%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	1.40%	276	14.814053	4,089	0.28%	12.82%
2005	1.40%	276	13.130152	3,624	0.00%	5.75%
2004	1.40%	1,438	12.416593	17,855	1.48%	20.19%
2002	1.40%	509	7.603573	3,870	0.31%	-23.96%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.40%	9,638	8.056423	77,648	0.10%	7.68%
2005	1.40%	9,638	7.482082	72,112	0.00%	2.17%
2004	1.40%	11,256	7.323241	82,430	0.40%	4.72%
2003	1.40%	11,395	6.992920	79,684	0.11%	24.24%
2002	1.40%	13,880	5.628516	78,124	0.22%	-29.94%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.40%	27,316	11.006315	300,649	1.67%	13.89%
2005	1.40%	27,430	9.664366	265,094	1.61%	3.23%
2004	1.40%	29,210	9.361970	273,463	1.82%	9.09%
2003	1.40%	28,983	8.581727	248,724	1.49%	26.57%
2002	1.40%	32,559	6.780318	220,760	1.34%	-23.45%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.40%	1,304	11.566843	15,083	1.52%	14.85%
2005	1.40%	1,306	10.071157	13,153	0.02%	2.92%
2004	1.40%	1,908	9.785354	18,670	1.74%	3.58%
2003	1.40%	1,827	9.447547	17,261	0.84%	19.47%
2002	1.40%	4,480	7.907593	35,426	1.09%	-17.88%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	1.40%	3,608	13.470373	48,601	4.09%	2.70%
2005	1.40%	3,676	13.116237	48,215	3.26%	-0.12%
2004	1.40%	3,176	13.131591	41,706	4.02%	2.17%
2003	1.40%	3,450	12.852793	44,342	4.88%	3.18%
2002	1.40%	11,566	12.456595	144,073	3.14%	7.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	1.40%	8,840	$14.747337	$130,366	3.33%	18.40%
2005	1.40%	7,136	12.455145	88,880	1.62%	4.28%
2004	1.40%	8,558	11.943782	102,215	1.38%	9.82%
2003	1.40%	7,960	10.875446	86,569	1.56%	28.40%
2002	1.40%	7,940	8.470071	67,252	1.68%	-18.16%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	1.40%	16,960	8.771891	148,771	0.28%	5.24%
2005	1.40%	17,084	8.335000	142,395	0.40%	4.20%
2004	1.40%	19,908	7.999204	159,248	0.17%	1.82%
2003	1.40%	21,172	7.856387	166,335	0.19%	30.92%
2002	1.40%	21,165	6.000703	127,005	0.15%	-31.18%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	1.40%	1,454	10.516122	15,290	13.85%	9.63%
2005	1.40%	682	9.592754	6,542	12.14%	1.09%
2004	1.40%	1,494	9.489161	14,177	12.43%	7.94%
2003	1.40%	2,279	8.791518	20,036	3.12%	25.19%
2002	1.40%	1,450	7.022305	10,182	11.21%	2.17%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	1.40%	4,882	12.981333	63,375	0.79%	16.30%
2005	1.40%	3,604	11.161905	40,228	0.58%	17.31%
2004	1.40%	4,418	9.514784	42,036	0.91%	11.90%
2003	1.40%	3,462	8.502985	29,437	0.75%	41.20%
2002	1.40%	3,686	6.021853	22,197	0.68%	-21.46%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	1.40%	10,170	15.242016	155,011	1.12%	10.03%
2005	1.40%	11,450	13.852399	158,610	0.19%	15.22%
2004	1.40%	9,550	12.022889	114,819	0.24%	13.73%
2003	1.40%	8,790	10.571894	92,927	0.36%	26.56%
2002	1.40%	9,529	8.353442	79,600	0.75%	-10.69%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	1.40%	2,144	8.470207	18,160	0.60%	3.83%
2005	1.40%	2,144	8.157700	17,490	0.82%	7.34%
2004	1.40%	3,660	7.599714	27,815	0.47%	5.56%
2003	1.40%	3,660	7.199376	26,350	0.63%	27.85%
2002	1.40%	3,807	5.631197	21,438	0.90%	-23.01%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.40%	508	15.078159	7,660	0.45%	14.59%
2005	1.40%	508	13.158776	6,685	0.00%	1.13%
2004	1.40%	678	13.011385	8,822	0.00%	12.40%
2003	1.40%	677	11.575660	7,837	0.00%	55.60%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	1.40%	2,494	23.205358	57,874	0.69%	34.81%
2005	1.40%	2,588	17.213353	44,548	0.62%	30.79%
2004	1.40%	1,542	13.161389	20,295	0.85%	19.05%
2003	1.40%	2,496	11.054993	27,593	0.61%	62.95%
2002	1.40%	2,130	6.784099	14,450	0.22%	-16.42%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	1.40%	2,224	13.973939	31,078	7.31%	9.06%
2005	1.40%	2,390	12.813161	30,623	8.15%	0.95%
2004	1.40%	1,494	12.692461	18,963	7.35%	8.56%
2003	1.40%	1,776	11.692144	20,765	7.51%	20.56%
2002	1.40%	1,751	9.698125	16,981	8.97%	1.78%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.40%	214	12.829766	2,746	0.00%	1.28%
2005	1.40%	512	12.667193	6,486	0.00%	6.94%
2004	1.40%	484	11.845553	5,733	0.00%	6.36%
2003	1.40%	179	11.137212	1,994	0.00%	34.80%
2002	1.40%	441	8.262252	3,644	0.00%	-17.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	1.40%	944	$3.234018	$3,053	0.00%	9.62%
2005	1.40%	944	2.950302	2,785	0.00%	-1.91%
2004	1.40%	944	3.007625	2,839	0.00%	2.85%
2003	1.40%	12,962	2.924207	37,904	0.00%	53.06%
2002	1.40%	1,514	1.910471	2,892	0.67%	-43.58%

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.40%	326	19.195121	6,258	2.15%	35.66%
2005	1.40%	516	14.149889	7,301	1.93%	4.91%

Gartmore GVIT – Government Bond Fund – Class I
2006	1.40%	7,114	13.552851	96,415	4.21%	1.90%
2005	1.40%	6,532	13.300351	86,878	3.76%	1.82%
2004	1.40%	6,538	13.062379	85,402	5.18%	1.82%
2003	1.40%	8,264	12.829335	106,022	3.31%	0.57%
2002	1.40%	21,004	12.756340	267,934	4.41%	9.43%

Gartmore GVIT – Growth Fund: Class I
2006	1.40%	7,740	5.784631	44,773	0.06%	4.69%
2005	1.40%	6,428	5.525723	35,519	0.08%	5.01%
2004	1.40%	6,428	5.261896	33,823	0.30%	6.64%
2003	1.40%	7,562	4.934135	37,312	0.02%	30.88%
2002	1.40%	10,487	3.769867	39,535	0.00%	-29.72%

Gartmore GVIT – International Growth Fund – Class I
2006	1.40%	3,354	12.299092	41,251	1.11%	31.11%
2005	1.40%	1,072	9.380789	10,056	0.77%	28.39%
2003	1.40%	329	6.489005	2,135	0.00%	33.73%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	1.40%	5,400	11.352415	61,303	2.32%	10.68%
2005	1.40%	5,394	10.256808	55,325	1.95%	1.11%
2004	1.40%	6,450	10.144108	65,429	1.98%	6.97%
2003	1.40%	6,213	9.482905	58,917	1.77%	16.76%
2002	1.40%	6,348	8.121890	51,558	2.59%	-13.54%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	1.40%	1,986	9.334386	18,538	0.00%	8.37%
2005	1.40%	2,012	8.613187	17,330	0.00%	8.21%
2004	1.40%	1,900	7.959694	15,123	0.00%	13.72%
2003	1.40%	1,932	6.999166	13,522	0.00%	38.18%
2002	1.40%	2,044	5.065409	10,354	0.00%	-37.90%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.40%	4,860	19.587192	95,194	1.14%	8.36%
2005	1.40%	4,862	18.076864	87,890	1.00%	10.53%
2004	1.40%	6,170	16.354103	100,905	0.57%	14.11%
2003	1.40%	4,717	14.331619	67,602	0.48%	32.77%
2002	1.40%	4,334	10.794460	46,783	0.36%	-16.49%

Gartmore GVIT – Money Market Fund – Class I
2006	1.40%	7,984	11.066601	88,356	4.41%	3.07%
2005	1.40%	11,904	10.736889	127,812	2.66%	1.23%
2004	1.40%	15,118	10.605947	160,341	0.75%	-0.60%
2003	1.40%	20,183	10.669965	215,352	0.63%	-0.78%
2002	1.40%	23,287	10.754184	250,433	1.12%	-0.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	1.40%	9,240	11.935388	110,283	1.09%	12.04%
2005	1.40%	9,236	10.652647	98,388	0.90%	5.94%
2004	1.40%	10,992	10.055179	110,527	1.27%	8.21%
2003	1.40%	11,821	9.291859	109,839	0.56%	25.73%
2002	1.40%	12,545	7.390371	92,712	0.87%	-18.51%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2003	1.40%	379	10.353389	3,924	0.06%	23.64%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	1.40%	1,354	$12.654947	$17,135	0.00%	1.77%
2005	1.40%	1,360	12.435369	16,912	0.00%	6.58%
2004	1.40%	2,538	11.667420	29,612	0.00%	11.83%
2003	1.40%	2,912	10.433337	30,382	0.00%	32.39%
2002	1.40%	2,912	7.880865	22,949	0.00%	-34.22%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.40%	7,584	23.270462	176,483	0.45%	15.66%
2005	1.40%	7,546	20.120403	151,829	0.07%	1.63%
2004	1.40%	8,304	19.796908	164,394	0.00%	15.66%
2003	1.40%	12,754	17.116946	218,310	0.00%	54.66%
2002	1.40%	8,918	11.067332	98,698	0.01%	-28.18%

Gartmore GVIT – Small Company Fund – Class I
2006	1.40%	5,616	21.200579	119,062	0.09%	10.47%
2005	1.40%	6,670	19.190538	128,001	0.00%	10.75%
2004	1.40%	6,382	17.327879	110,587	0.00%	17.36%
2003	1.40%	6,118	14.765146	90,333	0.00%	39.04%
2002	1.40%	7,826	10.619233	83,106	0.00%	-18.49%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2002	1.40%	516	2.141179	1,105	0.00%	-43.66%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.40%	1,002	14.713301	14,743	0.32%	-1.67%
2005	1.40%	830	14.963360	12,420	0.00%	10.41%
2004	1.40%	1,452	13.552459	19,678	0.00%	10.85%
2003	1.40%	2,253	12.226343	27,546	0.00%	50.03%

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I
2006	1.40%	4,760	11.324174	53,903	1.70%	14.29%
2005	1.40%	5,712	9.908509	56,597	1.67%	2.79%
2004	1.40%	3,900	9.639397	37,594	1.52%	15.85%
2003	1.40%	1,127	8.320258	9,377	1.32%	29.59%
2002	1.40%	1,127	6.420208	7,236	1.27%	-26.19%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	1.40%	6,288	13.961929	87,793	4.59%	3.37%
2005	1.40%	4,068	13.506165	54,943	4.10%	0.75%
2004	1.40%	1,714	13.405165	22,976	4.83%	5.04%
2003	1.40%	2,029	12.761661	25,893	5.41%	10.55%
2002	1.40%	2,053	11.544091	23,700	5.32%	5.71%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	1.40%	3,434	12.960173	44,505	0.90%	24.12%
2005	1.40%	1,268	10.441294	13,240	0.78%	17.67%
2004	1.40%	724	8.873195	6,424	0.00%	14.05%
2003	1.40%	724	7.780309	5,633	0.00%	34.16%
2002	1.40%	863	5.799437	5,005	1.20%	-26.44%

Nationwide® GVIT Strategic Value Fund – Class I
2003	1.40%	377	11.012816	4,152	0.04%	36.87%
2002	1.40%	377	8.046365	3,033	0.03%	-26.41%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	1.40%	23,314	8.558108	199,524	0.14%	7.60%
2005	1.40%	23,350	7.953387	185,712	0.01%	11.00%
2004	1.40%	24,508	7.165447	175,611	0.02%	16.33%
2003	1.40%	26,317	6.159668	162,104	0.24%	18.56%
2002	1.40%	27,048	5.195269	140,522	0.31%	-17.10%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	1.40%	9,296	3.919155	36,432	0.00%	6.33%
2005	1.40%	9,378	3.685735	34,565	0.00%	10.00%
2004	1.40%	11,626	3.350546	38,953	0.00%	-0.83%
2003	1.40%	13,356	3.378652	45,125	0.00%	44.44%
2002	1.40%	23,431	2.339124	54,808	0.00%	-41.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2006	1.40%	11,676	$13.186665	$153,968	1.83%	44.60%
2005	1.40%	13,104	9.119582	119,503	1.10%	30.11%
2004	1.40%	11,970	7.009034	83,898	0.83%	17.04%
2003	1.40%	13,563	5.988741	81,225	0.99%	32.66%
2002	1.40%	14,399	4.514191	65,000	0.65%	-26.79%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	1.40%	648	14.457195	9,368	0.68%	11.79%
2005	1.40%	648	12.931987	8,380	0.15%	6.88%
2004	1.40%	648	12.099735	7,841	0.13%	14.19%
2003	1.40%	648	10.595804	6,866	0.71%	29.92%
2002	1.40%	942	8.155738	7,683	0.79%	-27.48%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	1.40%	4,342	12.872160	55,891	0.00%	13.09%
2005	1.40%	4,544	11.381961	51,720	0.00%	12.15%
2004	1.40%	5,436	10.148514	55,167	0.00%	14.68%
2003	1.40%	6,039	8.849433	53,442	0.00%	26.28%
2002	1.40%	6,789	7.007798	47,576	0.00%	-30.33%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	1.40%	2,132	15.616140	33,294	0.48%	10.67%
2005	1.40%	5,338	14.110055	75,319	1.11%	16.40%
2004	1.40%	3,574	12.122204	43,325	0.01%	17.31%
2003	1.40%	1,557	10.333462	16,089	0.00%	33.20%
2002	1.40%	1,350	7.757913	10,473	0.57%	-25.21%

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA – Non-Service Shares
2006	1.40%	12,054	11.805876	142,308	0.37%	6.44%
2005	1.40%	12,090	11.091470	134,096	0.89%	3.63%
2004	1.40%	11,544	10.702809	123,553	0.32%	5.44%
2003	1.40%	9,442	10.150676	95,843	0.46%	29.11%
2002	1.40%	13,977	7.861902	109,886	0.60%	-27.88%

Oppenheimer Variable Account Funds – Global Securities Fund/VA – Non-Service Shares
2006	1.40%	8,260	13.721463	113,339	0.99%	16.05%
2005	1.40%	8,044	11.823860	95,111	1.02%	12.71%
2004	1.40%	7,178	10.490302	75,299	1.27%	17.50%
2003	1.40%	7,446	8.928255	66,480	0.68%	41.02%
2002	1.40%	6,802	6.331165	43,065	0.57%	-23.23%

Oppenheimer Variable Account Funds – Main Street Fund®/VA – Initial Class
2006	1.40%	20,320	11.348679	230,605	1.10%	13.42%
2005	1.40%	20,618	10.005945	206,303	1.33%	4.50%
2004	1.40%	21,368	9.575362	204,606	0.82%	7.93%
2003	1.40%	22,174	8.872059	196,729	0.98%	24.95%
2002	1.40%	23,246	7.100693	165,063	0.76%	-19.94%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.40%	6,562	10.082202	66,159	0.00%	1.52%
2005	1.40%	7,570	9.931444	75,181	0.00%	10.76%
2004	1.40%	8,638	8.966685	77,454	0.00%	18.10%
2003	1.40%	9,130	7.592423	69,319	0.00%	23.83%
2002	1.40%	13,157	6.131117	80,667	0.67%	-28.80%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	1.40%	292	28.027733	8,184	0.57%	37.55%
2005	1.40%	292	20.377122	5,950	0.91%	30.15%
2004	1.40%	322	15.656055	5,041	0.55%	24.13%
2003	1.40%	320	12.612719	4,036	0.07%	52.03%
2002	1.40%	172	8.296039	1,427	0.18%	-4.26%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	1.40%	1,114	30.765179	34,272	0.05%	22.75%
2005	1.40%	810	25.062407	20,301	0.31%	49.56%
2004	1.40%	772	16.757883	12,937	0.21%	22.49%
2003	1.40%	383	13.708625	5,250	0.82%	43.05%
2002	1.40%	4,018	9.583147	38,505	0.74%	-4.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2005	1.40%	126	$22.014894	$2,774	0.00%	10.68%
2003	1.40%	188	18.328077	3,446	0.00%	26.08%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	1.40%	394	8.524521	3,359	0.00%	7.75%
2005	1.40%	380	7.911472	3,006	0.00%	15.93%
2004	1.40%	416	6.824496	2,839	0.00%	19.89%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.40%	2,590	37.611460	97,414	1.15%	36.12%
2005	1.40%	2,730	27.631171	75,433	0.87%	15.42%
2004	1.40%	6,456	23.940083	154,557	1.69%	34.49%
2003	1.40%	5,088	17.801092	90,572	0.00%	35.59%
2002	1.40%	5,607	13.128753	73,613	4.62%	-2.18%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund
2006	1.40%	7,818	12.425003	97,139	0.00%	10.65%
2005	1.40%	7,880	11.228889	88,484	0.00%	6.38%
2004	1.40%	9,750	10.555564	102,917	0.00%	16.57%
2003	1.40%	9,038	9.055451	81,843	0.08%	35.09%
2002	1.40%	9,051	6.703248	60,671	0.37%	-27.84%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.45%	110	15.043037	1,655	0.45%	14.53%

Contract Owners’ Equity Total By Year

2006				$3,679,671

2005				$3,320,112

2004				$3,291,752

2003				$3,093,116

2002				$2,940,894

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company